RELATED PARTY TRANSACTIONS (Details) - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions [Abstract]
Liability due to related parties at beginning of year		$ (101,297)	$ 148,795	$ 148,795	$ 830,093
Amounts invoiced by Pharma to DDL, NM and TCL	[1]			3,245,985	2,441,108
Amounts invoiced by DDL to Pharma		(3,159)	(2,495)	(2,495)	(17,213)
Amounts paid by DDL to Pharma		(2,785,487)	(2,316,544)	(3,492,962)	(3,209,084)
Foreign exchange differences		31,077	(97,149)	(620)	103,891
(Receivable)/Liability due (from) to related parties at end of year				(101,297)	$ 148,795
Amounts due to related parties at beginning of period		(101,297)	148,795	148,795
Amounts invoiced by Pharma to DDL		2,833,546	2,114,801	3,245,985
Amounts due from / to related parties at end of period		$ (25,320)	$ (152,592)	$ (101,297)

[1]	These invoiced amounts primarily relate to research and development expenses.